Exhibit 99
Ford Credit Auto Owner Trust 2012-C
Monthly Investor Report

Collection Period	March 2016
Payment Date	4/15/2016
Transaction Month	45
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-167489 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,639,734,292.80	75,170	56.17 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$366,700,000.00	0.27214%	August 15, 2013
Class A-2 Notes	$497,600,000.00	0.470%	April 15, 2015
Class A-3 Notes	$502,000,000.00	0.580%	December 15, 2016
Class A-4 Notes	$133,250,000.00	0.790%	November 15, 2017
Class B Notes	$47,350,000.00	1.270%	December 15, 2017
Class C Notes	$31,570,000.00	1.690%	April 15, 2018
Class D Notes	$31,570,000.00	2.430%	January 15, 2019
Total	$1,610,040,000.00

II. AVAILABLE FUNDS

Interest:
Interest Collections	$591,663.18

Principal:
Principal Collections	$9,266,975.37
Prepayments in Full	$3,594,734.64
Liquidation Proceeds	$44,744.21
Recoveries	$118,405.19
Sub Total	$13,024,859.41
Collections	$13,616,522.59

Purchase Amounts:
Purchase Amounts Related to Principal	$311,211.24
Purchase Amounts Related to Interest	$1,560.19
Sub Total	$312,771.43

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$13,929,294.02

Ford Credit Auto Owner Trust 2012-C
Monthly Investor Report

Collection Period	March 2016
Payment Date	4/15/2016
Transaction Month	45
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$13,929,294.02
Servicing Fee	$128,949.54	$128,949.54	$0.00	$0.00	$13,800,344.48
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$13,800,344.48
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$13,800,344.48
Interest - Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$13,800,344.48
Interest - Class A-4 Notes	$26,333.09	$26,333.09	$0.00	$0.00	$13,774,011.39
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$13,774,011.39
Interest - Class B Notes	$50,112.08	$50,112.08	$0.00	$0.00	$13,723,899.31
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$13,723,899.31
Interest - Class C Notes	$44,461.08	$44,461.08	$0.00	$0.00	$13,679,438.23
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$13,679,438.23
Interest - Class D Notes	$63,929.25	$63,929.25	$0.00	$0.00	$13,615,508.98
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$13,615,508.98
Regular Principal Payment	$12,882,146.02	$12,882,146.02	$0.00	$0.00	$733,362.96
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$733,362.96
Residual Released to Depositor	$0.00	$733,362.96	$0.00	$0.00	$0.00
Total		$13,929,294.02

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$12,882,146.02
Total					$12,882,146.02
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-4 Notes	$12,882,146.02	$96.68	$26,333.09	$0.20	$12,908,479.11	$96.88
Class B Notes	$0.00	$0.00	$50,112.08	$1.06	$50,112.08	$1.06
Class C Notes	$0.00	$0.00	$44,461.08	$1.41	$44,461.08	$1.41
Class D Notes	$0.00	$0.00	$63,929.25	$2.03	$63,929.25	$2.03
Total	$12,882,146.02	$8.00	$184,835.50	$0.11	$13,066,981.52	$8.11

Ford Credit Auto Owner Trust 2012-C
Monthly Investor Report

Collection Period	March 2016
Payment Date	4/15/2016
Transaction Month	45

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-4 Notes	$39,999,629.93	0.3001848	$27,117,483.91	0.2035083
Class B Notes	$47,350,000.00	1.0000000	$47,350,000.00	1.0000000
Class C Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Class D Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Total	$150,489,629.93	0.0934695	$137,607,483.91	0.0854684

Pool Information
Weighted Average APR	4.600%	4.633%
Weighted Average Remaining Term	20.58	19.90
Number of Receivables Outstanding	20,172	19,065
Pool Balance	$154,739,449.53	$141,404,950.57
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$150,489,629.93	$137,607,483.91
Pool Factor	0.0943686	0.0862365

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$8,198,671.46
Targeted Credit Enhancement Amount	$8,198,671.46
Yield Supplement Overcollateralization Amount	$3,797,466.66
Targeted Overcollateralization Amount	$3,797,466.66
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$3,797,466.66

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$8,198,671.46
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$8,198,671.46
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$8,198,671.46

Ford Credit Auto Owner Trust 2012-C
Monthly Investor Report

Collection Period	March 2016
Payment Date	4/15/2016
Transaction Month	45
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		92	$116,833.50
(Recoveries)		154	$118,405.19
Net Loss for Current Collection Period			$(1,571.69)
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			-0.0122%

Preceding and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Preceding Collection Period			0.7416%
Second Preceding Collection Period			0.9679%
Preceding Collection Period			0.2288%
Current Collection Period			-0.0127%
Four Month Average (Current and Preceding Three Collection Periods)			0.4814%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		5,908	$13,507,484.61
(Cumulative Recoveries)			$2,560,388.11
Cumulative Net Loss for All Collection Periods			$10,947,096.50
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.6676%

Average Realized Loss for Receivables that have experienced a Realized Loss			$2,286.30
Average Net Loss for Receivables that have experienced a Realized Loss			$1,852.93

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	2.78%	383	$3,935,712.36
61-90 Days Delinquent	0.29%	39	$404,208.83
91-120 Days Delinquent	0.13%	13	$189,436.78
Over 120 Days Delinquent	0.91%	87	$1,290,592.40
Total Delinquent Receivables	4.12%	522	$5,819,950.37

Repossession Inventory:
Repossessed in the Current Collection Period		6	$78,177.78
Total Repossessed Inventory		11	$159,734.45

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.6937%
Preceding Collection Period			0.6990%
Current Collection Period			0.7291%
Three Month Average			0.7073%

Ford Credit Auto Owner Trust 2012-C
Monthly Investor Report

Collection Period	March 2016
Payment Date	4/15/2016
Transaction Month	45

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 3, 2016

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Erin Rohde
Assistant Treasurer